Summary of significant accounting policies, estimates and judgments - Summary of Changes in our exposures To Financial Instruments (Detail) - CAD ($) $ in Millions	Mar. 05, 2021	Nov. 01, 2020
Statement [Line Items]
Non-derivative financial assets		$ 86,965
Non-derivative financial liabilities		8,818
Derivative notional		7,368,480
USD LIBOR [member]
Statement [Line Items]
Non-derivative financial assets	$ 57,432
Non-derivative financial liabilities	941
Derivative notional	$ 3,368,307
Interest rate swap contract [member]
Statement [Line Items]
Non-derivative financial assets		86,965
Non-derivative financial liabilities		8,818
Derivative notional		6,931,342
Interest rate swap contract [member] | USD LIBOR [member]
Statement [Line Items]
Non-derivative financial assets		79,123
Non-derivative financial liabilities		5,135
Derivative notional		4,894,150
Interest rate swap contract [member] | GBP LIBOR [member]
Statement [Line Items]
Non-derivative financial assets		7,518
Non-derivative financial liabilities		1,227
Derivative notional		1,773,893
Interest rate swap contract [member] | Other IBOR [member]
Statement [Line Items]
Non-derivative financial assets		324
Non-derivative financial liabilities		2,456
Derivative notional		263,299
Currency swap contract [member]
Statement [Line Items]
Derivative notional		437,138
Currency swap contract [member] | USD LIBRO - GBP LIBOR [member]
Statement [Line Items]
Derivative notional		384,263
Currency swap contract [member] | Other Combinations [member]
Statement [Line Items]
Derivative notional		$ 52,875